Property and equipment, net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net

	June 30, 2025	December 31, 2024
Computers	$715,401	$407,302
Office equipment	543,940	290
Less—Accumulated depreciation	(1,141,366)	(385,273)
Property and equipment, net	$117,975	$22,319